Employee Benefit Plan, Master Trust (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NCE ESSOP
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	16.10%	16.10%
EBP, Investment, Fair Value	$ 657,509,575	$ 565,715,962
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 657,509,575	$ 565,715,962
EBP, Nonconsolidated, Plan Interest in Master Trust, Approximate Shares	599,778	662,118
EBP, Interest in Master Trust income (in percentage)	16.10%
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	$ 1,788,116
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	4,093,291
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), after Investment Expense	5,881,407
Total interest, dividend and other income, Master Trust	11,114,085
Realized and unrealized gain in Xcel Energy Stock Fund, Master Trust	25,406,563
Total Master Trust net income, Master Trust	$ 36,520,648
EBP, Master Trust
The Master Trust is an investment vehicle consisting of Xcel Energy Inc. common stock and a small amount of cash to ensure daily liquidity. The Master Trust pools the stock investment from all four Xcel Energy Inc. sponsored 401(k) plans to reduce administrative and investment expenses. The value of each Plan’s interest in the Master Trust is based on the beginning of the year value of the interest in the Master Trust, plus actual contributions, transfers and allocated investment income or loss, less actual distributions and allocated administrative expenses. Investment income or loss and administrative expenses related to the Master Trust are allocated to the individual plans based upon the daily valuation of the balances invested by each plan.

The net change in value from participation in the Master Trust is reported as one line item in the accompanying Statements of Changes in Net Assets Available for Benefits and each Plan’s interest in the Master Trust is reported as a single line item in the accompanying Statements of Net Assets Available for Benefits.

A summary of the Plans’ interest in Master Trust as of Dec. 31, 2025 and 2024 are summarized below:

	Dec. 31, 2025
	BU Savings Plan	EIP Savings Plan
Interest in Master Trust (in approximate shares)	599,778	355,800
Interest in Master Trust (in percentage)	16.1%	9.5%

	Dec. 31, 2024
	BU Savings Plan	EIP Savings Plan
Interest in Master Trust (in approximate shares)	662,118	409,555
Interest in Master Trust (in percentage)	16.1%	9.9%

A summary of the Plans’ interest in Master Trust income for the year ended Dec. 31, 2025 is below:

	For the year ended Dec. 31, 2025
	BU Savings Plan	EIP Savings Plan
Interest in income from Master Trust (in percentage)	16.1%	9.8%

The Plans have an undivided interest in each security in the Master Trust.
A summary of the net assets of the Master Trust and the Plans’ interest in Master Trust as of Dec. 31, 2025 and 2024 are summarized below:

	Dec. 31, 2025
	Master Trust Balances	BU Savings Plan Interest in Master Trust Balances	EIP Savings Plan Interest in Master Trust Balances
Total net assets of Xcel Stock Fund at fair value	$277,642,481	$44,641,449	$26,482,222

	Dec. 31, 2024
	Master Trust Balances	BU Savings Plan Interest in Master Trust Balances	EIP Savings Plan Interest in Master Trust Balances
Total net assets of Xcel Stock Fund at fair value	$278,281,843	$44,706,192	$27,653,139

Master Trust and Plans’ interest in Master Trust income for the year ended Dec. 31, 2025 are as follows:

	Dec. 31, 2025
	Master Trust Balances	BU Savings Plan Interest in Master Trust Balances	EIP Savings Plan Interest in Master Trust Balances
Total interest, dividend and other income	$11,114,085	$1,788,116	$1,081,833
Realized and unrealized gain in Xcel Energy Stock Fund	25,406,563	4,093,291	2,510,430
Total net income	$36,520,648	$5,881,407	$3,592,263

NCE ESSOP | EBP, Employer, Common Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ 277,642,481	$ 278,281,843
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 44,641,449	$ 44,706,192
NCE EIP
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	9.50%	9.90%
EBP, Investment, Fair Value	$ 200,400,524	$ 169,236,365
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 200,400,524	$ 169,236,365
EBP, Nonconsolidated, Plan Interest in Master Trust, Approximate Shares	355,800	409,555
EBP, Interest in Master Trust income (in percentage)	9.80%
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	$ 1,081,833
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	2,510,430
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), after Investment Expense	3,592,263
Total interest, dividend and other income, Master Trust	11,114,085
Realized and unrealized gain in Xcel Energy Stock Fund, Master Trust	25,406,563
Total Master Trust net income, Master Trust	$ 36,520,648
EBP, Master Trust
The Master Trust is an investment vehicle consisting of Xcel Energy Inc. common stock and a small amount of cash to ensure daily liquidity. The Master Trust pools the stock investment from all four Xcel Energy Inc. sponsored 401(k) plans to reduce administrative and investment expenses. The value of each Plan’s interest in the Master Trust is based on the beginning of the year value of the interest in the Master Trust, plus actual contributions, transfers and allocated investment income or loss, less actual distributions and allocated administrative expenses. Investment income or loss and administrative expenses related to the Master Trust are allocated to the individual plans based upon the daily valuation of the balances invested by each plan.

The net change in value from participation in the Master Trust is reported as one line item in the accompanying Statements of Changes in Net Assets Available for Benefits and each Plan’s interest in the Master Trust is reported as a single line item in the accompanying Statements of Net Assets Available for Benefits.

A summary of the Plans’ interest in Master Trust as of Dec. 31, 2025 and 2024 are summarized below:

	Dec. 31, 2025
	BU Savings Plan	EIP Savings Plan
Interest in Master Trust (in approximate shares)	599,778	355,800
Interest in Master Trust (in percentage)	16.1%	9.5%

	Dec. 31, 2024
	BU Savings Plan	EIP Savings Plan
Interest in Master Trust (in approximate shares)	662,118	409,555
Interest in Master Trust (in percentage)	16.1%	9.9%

A summary of the Plans’ interest in Master Trust income for the year ended Dec. 31, 2025 is below:

	For the year ended Dec. 31, 2025
	BU Savings Plan	EIP Savings Plan
Interest in income from Master Trust (in percentage)	16.1%	9.8%

The Plans have an undivided interest in each security in the Master Trust.
A summary of the net assets of the Master Trust and the Plans’ interest in Master Trust as of Dec. 31, 2025 and 2024 are summarized below:

	Dec. 31, 2025
	Master Trust Balances	BU Savings Plan Interest in Master Trust Balances	EIP Savings Plan Interest in Master Trust Balances
Total net assets of Xcel Stock Fund at fair value	$277,642,481	$44,641,449	$26,482,222

	Dec. 31, 2024
	Master Trust Balances	BU Savings Plan Interest in Master Trust Balances	EIP Savings Plan Interest in Master Trust Balances
Total net assets of Xcel Stock Fund at fair value	$278,281,843	$44,706,192	$27,653,139

Master Trust and Plans’ interest in Master Trust income for the year ended Dec. 31, 2025 are as follows:

	Dec. 31, 2025
	Master Trust Balances	BU Savings Plan Interest in Master Trust Balances	EIP Savings Plan Interest in Master Trust Balances
Total interest, dividend and other income	$11,114,085	$1,788,116	$1,081,833
Realized and unrealized gain in Xcel Energy Stock Fund	25,406,563	4,093,291	2,510,430
Total net income	$36,520,648	$5,881,407	$3,592,263

NCE EIP | EBP, Employer, Common Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ 277,642,481	$ 278,281,843
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 26,482,222	$ 27,653,139